UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MicroCapital LLC
Address: 623 Fifth Ave, Suite 2502
         New York, NY  10022

13F File Number:  28-11807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tim Cruetz
Title:     Vice President
Phone:     212-692-6332

Signature, Place, and Date of Signing:

      /s/  Tim Cruetz     New York, NY     May 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $17,043 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARGAN INC                      COM              04010E109     1087    79200 SH       SOLE                    79200        0        0
CLEARONE COMMUNICATIONS INC    COM              185060100      266    56100 SH       SOLE                    56100        0        0
GLOBAL TRAFFIC NETWORK INC     COM              37947B103     3212   366661 SH       SOLE                   366661        0        0
IKONICS CORP                   COM              45172K102      719    78991 SH       SOLE                    78991        0        0
LANNET INC                     COM              516012101      616   257808 SH       SOLE                   257808        0        0
LOGICVISION INC                COM NEW          54140W305     1605  1605000 SH       SOLE                  1605000        0        0
LOGICVISION INC                COM NEW          54140W305      625   392574 SH       SOLE                   392574        0        0
MOTORCAR PTS AMER INC          COM              620071100      767    70000 SH       SOLE                    70000        0        0
MOTORCAR PTS AMER INC          COM              620071100      527    87565 SH       SOLE                    87565        0        0
PHOTOMEDEX INC                 COM              719358103      690   750000 SH       SOLE                   750000        0        0
QUALSTAR CORP                  COM              74758R109     1922   602520 SH       SOLE                   602520        0        0
SUTRON CORP                    COM              869380105      556    79499 SH       SOLE                    79499        0        0
VALPEY FISHER CORP             COM              920344108      905   177400 SH       SOLE                   177400        0        0
ZILA INC                       COM PAR $0.01    989513205     3546  3655800 SH       SOLE                  3655800        0        0